Financial risk management objectives and policies - Summary of Change in Interest Rates on Financial Liabilities (Detail) - INR $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($) BasisPoints	Mar. 31, 2023 USD ($) BasisPoints	Mar. 31, 2022 USD ($) BasisPoints
Disclosure Of Change In Interest Rates On Financial Liabilities Explanatory [Line Items]
Increase / decrease in basis points | BasisPoints	50	50	50
Effect on profit/(loss) before tax | $	$ 1,402	$ 727	$ 361